Financial risk (Tables)	12 Months Ended
Sep. 30, 2020
Financial risk
Schedule of high level CRGs and corresponding external rating
Transaction-managed
Financial statement disclosure	Westpac CRG	Moody’s Rating	S&P Rating
Strong	A	Aaa – Aa3	AAA – AA–
	B	A1 – A3	A+ – A–
	C	Baa1 – Baa3	BBB+ – BBB–
Good/satisfactory	D	Ba1 – B1	BB+ – B+

Westpac Rating
Weak	E	Watchlist
	F	Special Mention
Weak/default/non-performing	G	Substandard/Default
	H	Default

Summary of credit concentrations for each significant class of financial asset

The credit concentrations for each significant class of financial asset are:

Trading securities and financial assets measured at FVIS (Note 10)

•      64% (2019: 45%) were issued by financial institutions for the Group; 67% (2019: 44%) for the Parent Entity.

•      33% (2019: 51%) were issued by government or semi-government authorities for the Group; 31% (2019: 52%) for the Parent Entity.

•      79% (2019: 71%) were held in Australia by the Group; 84% (2019: 75%) by the Parent Entity.

Investment securities (Note 11)

•      18% (2019: 24%) were issued by financial institutions for the Group; 18% (2019: 25%) for the Parent Entity.

•      82% (2019: 75%) were issued by government or semi-government authorities for the Group; 82% (2019: 75%) for the Parent Entity.

•      92% (2019: 90%) were held in Australia by the Group; 98% (2019: 97%) by the Parent Entity.

Loans (Note 12)	• Note 12 provides a detailed breakdown of loans by industry and geographic classification.
Derivative financial instruments (Note 20)	• 68% (2019: 72%) were issued by financial institutions for both the Group and Parent Entity. • 76% (2019: 78%) were held in Australia by the Group; 78% (2019: 80%) by the Parent Entity.

Schedule of gross credit risk

	2020			2019
	Total on	Undrawn		Total on	Undrawn
Consolidated	balance	credit		balance	credit
$m	sheet	commitments	Total	sheet	commitments	Total
Australia
Accommodation, cafes and restaurants	7,956	1,225	9,181	8,061	1,070	9,131
Agriculture, forestry and fishing	10,159	2,219	12,378	9,250	2,014	11,264
Construction	6,726	3,643	10,369	7,229	3,340	10,569
Finance and insurance	81,502	8,954	90,456	73,052	7,316	80,368
Government, administration and defence	80,182	1,588	81,770	63,582	1,766	65,348
Manufacturing	9,248	6,477	15,725	10,504	5,850	16,354
Mining	3,402	3,735	7,137	3,325	3,802	7,127
Property	45,139	10,869	56,008	45,467	10,119	55,586
Property services and business services	12,712	7,019	19,731	14,191	5,898	20,089
Services	11,922	7,595	19,517	12,340	6,523	18,863
Trade	13,633	10,171	23,804	16,593	7,677	24,270
Transport and storage	9,392	5,136	14,528	9,529	5,114	14,643
Utilities	6,368	4,918	11,286	5,567	4,487	10,054
Retail lending	454,986	84,454	539,440	467,206	84,057	551,263
Other	6,867	2,491	9,358	6,668	2,740	9,408
Total Australia	760,194	160,494	920,688	752,564	151,773	904,337
New Zealand
Accommodation, cafes and restaurants	389	51	440	356	36	392
Agriculture, forestry and fishing	9,158	632	9,790	8,631	607	9,238
Construction	517	429	946	503	350	853
Finance and insurance	12,701	1,782	14,483	11,685	1,507	13,192
Government, administration and defence	7,833	865	8,698	6,667	856	7,523
Manufacturing	1,804	1,782	3,586	2,079	1,758	3,837
Mining	208	97	305	289	29	318
Property	7,433	977	8,410	6,977	1,120	8,097
Property services and business services	1,033	712	1,745	1,300	557	1,857
Services	2,168	853	3,021	2,023	577	2,600
Trade	2,025	1,510	3,535	2,441	1,259	3,700
Transport and storage	1,249	871	2,120	1,209	755	1,964
Utilities	1,809	1,681	3,490	1,938	1,447	3,385
Retail lending	52,645	12,596	65,241	49,542	12,056	61,598
Other	204	182	386	151	161	312
Total New Zealand	101,176	25,020	126,196	95,791	23,075	118,866
Other overseas
Accommodation, cafes and restaurants	118	10	128	109	11	120
Agriculture, forestry and fishing	124	5	129	150	3	153
Construction	51	118	169	55	127	182
Finance and insurance	19,194	2,243	21,437	17,712	3,093	20,805
Government, administration and defence	4,787	18	4,805	5,646	23	5,669
Manufacturing	1,908	3,443	5,351	3,830	5,329	9,159
Mining	352	1,194	1,546	500	1,872	2,372
Property	416	27	443	493	29	522
Property services and business services	1,652	790	2,442	1,766	863	2,629
Services	218	698	916	244	637	881
Trade	1,555	1,931	3,486	2,318	2,859	5,177
Transport and storage	755	276	1,031	999	652	1,651
Utilities	952	615	1,567	1,088	931	2,019
Retail lending	459	32	491	864	37	901
Other	129	27	156	171	26	197
Total other overseas	32,670	11,427	44,097	35,945	16,492	52,437
Total gross credit risk	894,040	196,941	1,090,981	884,300	191,340	1,075,640

	2020			2019
	Total on	Undrawn		Total on	Undrawn
Parent Entity	balance	credit		balance	credit
$m	sheet	commitments	Total	sheet	commitments	Total
Australia
Accommodation, cafes and restaurants	7,880	1,225	9,105	7,989	1,070	9,059
Agriculture, forestry and fishing	10,101	2,219	12,320	9,191	2,014	11,205
Construction	6,213	3,643	9,856	6,853	3,340	10,193
Finance and insurance[1]	244,758	8,954	253,712	200,863	7,316	208,179
Government, administration and defence	80,166	1,588	81,754	63,599	1,766	65,365
Manufacturing	9,037	6,477	15,514	10,322	5,850	16,172
Mining	3,381	3,735	7,116	3,304	3,802	7,106
Property	45,139	10,868	56,007	45,405	10,119	55,524
Property services and business services	11,992	7,019	19,011	13,348	5,898	19,246
Services	11,581	7,595	19,176	12,094	6,523	18,617
Trade	13,425	10,171	23,596	16,408	7,677	24,085
Transport and storage	9,044	5,136	14,180	9,221	5,114	14,335
Utilities	6,342	4,918	11,260	5,542	4,487	10,029
Retail lending	454,808	84,437	539,245	466,188	84,057	550,245
Other	5,731	2,489	8,220	5,684	2,740	8,424
Total Australia[1]	919,598	160,474	1,080,072	876,011	151,773	1,027,784
New Zealand
Accommodation, cafes and restaurants	—	1	1	—	—	—
Agriculture, forestry and fishing	48	4	52	67	7	74
Construction	11	35	46	17	16	33
Finance and insurance[1]	8,173	135	8,308	9,501	116	9,617
Government, administration and defence	1,743	8	1,751	2,196	8	2,204
Manufacturing	184	51	235	259	69	328
Mining	5	—	5	11	—	11
Property	102	—	102	117	3	120
Property services and business services	88	16	104	123	18	141
Services	46	—	46	46	1	47
Trade	337	157	494	392	170	562
Transport and storage	76	67	143	76	64	140
Utilities	492	83	575	507	73	580
Retail lending	—	1	1	—	13	13
Other	2	—	2	37	1	38
Total New Zealand[1]	11,307	558	11,865	13,349	559	13,908
Other overseas
Accommodation, cafes and restaurants	81	10	91	67	10	77
Agriculture, forestry and fishing	114	1	115	130	1	131
Construction	46	114	160	47	125	172
Finance and insurance[1]	20,585	2,217	22,802	19,380	3,067	22,447
Government, administration and defence	3,902	18	3,920	4,815	23	4,838
Manufacturing	1,905	3,384	5,289	3,822	5,269	9,091
Mining	330	1,134	1,464	497	1,869	2,366
Property	209	10	219	227	13	240
Property services and business services	1,585	786	2,371	1,683	862	2,545
Services	196	695	891	216	634	850
Trade	1,417	1,754	3,171	2,140	2,688	4,828
Transport and storage	665	268	933	888	643	1,531
Utilities	896	511	1,407	1,038	905	1,943
Retail lending	359	31	390	588	32	620
Other	118	14	132	133	14	147
Total other overseas[1]	32,408	10,947	43,355	35,671	16,155	51,826
Total gross credit risk	963,313	171,979	1,135,292	925,031	168,487	1,093,518

1.

The Parent Entity’s 2019 ‘Total on balance sheet’ and ‘Total’ amounts for Finance and Insurance have been restated for Australia, New Zealand and Other overseas locations to appropriately reflect intracompany eliminations. These restatements did not have any impact on total gross credit risk exposures.

Schedule of credit quality of gross credit risk exposures

Consolidated	2020				2019
$m	Stage 1	Stage 2	Stage 3	Total[1]	Stage 1	Stage 2	Stage 3	Total[1]
Loans - housing
Strong	382,892	6,629	—	389,521	382,119	743	—	382,862
Good/satisfactory	62,324	20,603	—	82,927	84,071	11,326	—	95,397
Weak	4,122	8,258	7,643	20,023	4,201	10,715	4,367	19,283
Total loans - housing	449,338	35,490	7,643	492,471	470,391	22,784	4,367	497,542
Loans - personal
Strong	4,768	146	—	4,914	5,694	2	—	5,696
Good/satisfactory	10,607	1,515	—	12,122	14,538	955	—	15,493
Weak	404	631	381	1,416	573	831	380	1,784
Total loans - personal	15,779	2,292	381	18,452	20,805	1,788	380	22,973
Loans - business[2]
Strong	65,091	2,063	—	67,154	75,758	232	—	75,990
Good/satisfactory	94,046	16,091	—	110,137	109,541	4,581	—	114,122
Weak	180	7,200	3,067	10,447	439	5,342	1,970	7,751
Total loans - business	159,317	25,354	3,067	187,738	185,738	10,155	1,970	197,863
Debt securities
Strong	90,461	365	—	90,826	72,813	—	—	72,813
Good/satisfactory	—	—	—	—	463	—	—	463
Weak	—	587	—	587	—	—	—	—
Total debt securities[3]	90,461	952	—	91,413	73,276	—	—	73,276
All other financial assets
Strong	39,871	—	—	39,871	30,623	—	—	30,623
Good/satisfactory	470	—	—	470	685	—	—	685
Weak	40	—	—	40	48	—	—	48
Total all other financial assets	40,381	—	—	40,381	31,356	—	—	31,356
Undrawn credit commitments
Strong	149,778	2,384	—	152,162	148,525	328	—	148,853
Good/satisfactory	38,121	4,713	—	42,834	39,782	1,294	—	41,076
Weak	117	1,608	220	1,945	142	1,135	134	1,411
Total undrawn credit commitments	188,016	8,705	220	196,941	188,449	2,757	134	191,340

Total strong	732,861	11,587	—	744,448	715,532	1,305	—	716,837
Total good/satisfactory	205,568	42,922	—	248,490	249,080	18,156	—	267,236
Total weak	4,863	18,284	11,311	34,458	5,403	18,023	6,851	30,277
Total on and off-balance sheet	943,292	72,793	11,311	1,027,396	970,015	37,484	6,851	1,014,350

Details of collateral held in support of these balances are provided in Note 21.2.6.

1.

This credit quality disclosure differs to that of credit risk concentration as it relates only to financial assets measured at amortised cost or at FVOCI and therefore excludes trading securities and financial assets measured at FVIS, and derivative financial instruments.

2.	Included in strong in 2019 was a $131 million exposure that is covered by a highly rated guarantee, which if it were not considered, the exposure would be classified as weak.
3.	Debt securities include $1,011 million (2019: $829 million) at amortised cost. $424 million (2019: $366 million) of these are classified as strong, and the rest are classified as weak.

Parent Entity	2020				2019
$m	Stage 1	Stage 2	Stage 3	Total1	Stage 1	Stage 2	Stage 3	Total[1]
Loans - housing
Strong	345,662	5,805	—	351,467	361,727	536	—	362,263
Good/satisfactory	54,065	19,001	—	73,066	58,599	10,623	—	69,222
Weak	3,066	6,467	7,195	16,728	3,735	10,244	4,076	18,055
Total loans - housing	402,793	31,273	7,195	441,261	424,061	21,403	4,076	449,540
Loans - personal
Strong	4,292	135	—	4,427	5,106	1	—	5,107
Good/satisfactory	10,071	1,376	—	11,447	13,381	931	—	14,312
Weak	294	449	329	1,072	427	680	334	1,441
Total loans - personal	14,657	1,960	329	16,946	18,914	1,612	334	20,860
Loans - business[2]
Strong	53,321	1,761	—	55,082	64,041	123	—	64,164
Good/satisfactory	77,330	13,275	—	90,605	90,937	3,455	—	94,392
Weak	135	5,899	2,589	8,623	362	3,997	1,724	6,083
Total loans - business	130,786	20,935	2,589	154,310	155,340	7,575	1,724	164,639
Debt securities
Strong	85,434	324	—	85,758	68,309	—	—	68,309
Good/satisfactory	—	—	—	—	23	—	—	23
Weak	—	—	—	—	—	—	—	—
Total debt securities[3]	85,434	324	—	85,758	68,332	—	—	68,332
All other financial assets
Strong	204,239	—	—	204,239	162,339	—	—	162,339
Good/satisfactory	354	—	—	354	496	—	—	496
Weak	31	—	—	31	41	—	—	41
Total all other financial assets	204,624	—	—	204,624	162,876	—	—	162,876
Undrawn credit commitments
Strong	130,494	2,111	—	132,605	132,776	317	—	133,093
Good/satisfactory	33,552	4,117	—	37,669	33,097	1,122	—	34,219
Weak	99	1,426	180	1,705	123	937	115	1,175
Total undrawn credit commitments	164,145	7,654	180	171,979	165,996	2,376	115	168,487

Total strong	823,442	10,136	—	833,578	794,298	977	—	795,275
Total good/satisfactory	175,372	37,769	—	213,141	196,533	16,131	—	212,664
Total weak	3,625	14,241	10,293	28,159	4,688	15,858	6,249	26,795
Total on and off-balance sheet	1,002,439	62,146	10,293	1,074,878	995,519	32,966	6,249	1,034,734

Details of collateral held in support of these balances are provided in Note 21.2.6.

1.

This credit quality disclosure differs to that of credit risk concentration as it relates only to financial assets measured at amortised cost or at FVOCI and therefore excludes trading securities and financial assets measured at FVIS, and derivative financial instruments.

2.	Included in strong in 2019 was a $131 million that is covered by a highly rated guarantee, which if it were not considered, the exposure would be classified as weak.
3.

Debt securities include $3 million (2019: $27 million) at amortised cost. In 2020, all of these are classified as strong (2019: $4 million), and the remainder of the 2019 balances are classified as good/satisfactory.

Schedule of non-performing loans and credit commitments

The gross amount of non-performing loans and credit commitments, along with the provision for ECL/provision for impairment charges[1], by type and geography of impaired loans, is summarised in the following table:

Consolidated
$m	2020	2019	2018	2017	2016
Impaired exposures
Australia
Housing and business loans
Gross amount	1,845	1,215	882	975	1,589
Provision	(690)	(491)	(422)	(460)	(769)
Net	1,155	724	460	515	820
Personal loans greater than 90 days past due
Gross amount	370	384	358	362	267
Provision	(206)	(233)	(179)	(187)	(159)
Net	164	151	179	175	108
Restructured loans
Gross amount	16	16	9	12	13
Provision	(4)	(6)	(1)	(7)	(11)
Net	12	10	8	5	2
New Zealand
Housing and business loans
Gross amount	157	62	124	152	218
Provision	(70)	(26)	(30)	(41)	(95)
Net	87	36	94	111	123
Personal loans greater than 90 days past due
Gross amount	36	20	12	11	10
Provision	(26)	(15)	(9)	(8)	(7)
Net	10	5	3	3	3
Restructured loans
Gross amount	—	12	14	15	16
Provision	—	(3)	(4)	(5)	(4)
Net	—	9	10	10	12
Other overseas
Housing and business loans
Gross amount	355	50	13	15	44
Provision	(156)	(17)	(6)	(6)	(21)
Net	199	33	7	9	23
Personal loans greater than 90 days past due
Gross amount	—	1	1	—	—
Provision	—	—	(1)	—	—
Net	—	1	—	—	—
Restructured loans
Gross amount	—	3	3	—	2
Provision	—	(1)	(1)	—	(1)
Net	—	2	2	—	1
Total impaired exposures
Gross amount	2,779	1,763	1,416	1,542	2,159
Provision	(1,152)	(792)	(653)	(714)	(1,067)
Total net impaired exposures	1,627	971	763	828	1,092
Items 90 days past due, or otherwise in default but not impaired
Australia
Gross amount	7,976	4,684	3,861	3,322	3,075
Provision	(941)	(521)	(193)	(165)	(137)
Net	7,035	4,163	3,668	3,157	2,938
New Zealand
Gross amount	503	340	127	117	89
Provision	(72)	(33)	(10)	(9)	(7)
Net	431	307	117	108	82
Overseas
Gross amount	53	64	29	19	17
Provision	(8)	(9)	(2)	(2)	(1)
Net	45	55	27	17	16
Total items 90 days past due, or otherwise in default but not impaired
Gross amount	8,532	5,088	4,017	3,458	3,181
Provision	(1,021)	(563)	(205)	(176)	(145)
Total net items 90 days past due, or otherwise in default but not impaired	7,511	4,525	3,812	3,282	3,036
Total non-performing loans and credit commitments
Gross amount	11,311	6,851	5,433	5,000	5,340
Provision	(2,173)	(1,355)	(858)	(890)	(1,212)
Total net non-performing loans and credit commitments	9,138	5,496	4,575	4,110	4,128
1.	2020 and 2019 provisions for ECL were determined under AASB 9. 2018, 2017 and 2016 provisions for impairment charges were determined under AASB 139.

Summary of interest received and forgone on impaired loans

Consolidated 2020
$m	Australia	Overseas	Total
Interest received	3	8	11
Interest foregone	30	—	30

Schedule of collateral coverage for loan portfolio

The Group analyses the coverage of the loan portfolio which is secured by the collateral that it holds. Coverage is measured as follows:

Coverage	Secured loan to collateral value ratio
Fully secured	Less than or equal to 100%
Partially secured	Greater than 100% but not more than 150%
Unsecured	Greater than 150%, or no security held (e.g. can include credit cards, personal loans, and exposure to highly rated corporate entities)

The Group and the Parent Entity’s loan portfolio have the following coverage from collateral held:

Performing loans

Consolidated	2020				2019
	Housing	Personal	Business		Housing	Personal	Business
%	loans[1]	loans	loans	Total	loans[1]	loans	loans	Total
Fully secured	100.0	8.0	62.8	87.6	100.0	7.9	59.6	85.9
Partially secured	—	32.5	18.9	5.9	—	29.9	19.3	6.3
Unsecured	—	59.5	18.3	6.5	—	62.2	21.1	7.8
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0

Parent Entity	2020				2019
	Housing	Personal	Business		Housing	Personal	Business
%	loans[1]	loans	loans	Total	loans[1]	loans	loans	Total
Fully secured	100.0	8.7	63.7	88.3	100.0	8.6	60.1	86.7
Partially secured	—	34.6	17.7	5.4	—	31.1	18.2	5.7
Unsecured	—	56.7	18.6	6.3	—	60.3	21.7	7.6
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0

Non-performing loans

Consolidated	2020				2019
	Housing	Personal	Business		Housing	Personal	Business
%	loans[1]	loans	loans	Total	loans[1]	loans	loans	Total
Fully secured	95.2	—	39.2	76.4	90.3	—	49.5	73.3
Partially secured	4.8	49.4	30.7	13.5	9.7	38.2	29.2	17.0
Unsecured	—	50.6	30.1	10.1	—	61.8	21.3	9.7
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0

Parent Entity	2020				2019
	Housing	Personal	Business		Housing	Personal	Business
%	loans[1]	loans	loans	Total	loans[1]	loans	loans	Total
Fully secured	95.2	—	44.1	79.0	90.1	—	54.0	75.1
Partially secured	4.8	50.7	26.4	11.8	9.9	34.1	27.4	16.1
Unsecured	—	49.3	29.5	9.2	—	65.9	18.6	8.8
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0

Details of the carrying value and associated provision for ECL are disclosed in Notes 12 and 13 respectively. The credit quality of loans is disclosed in Note 21.2.4.

1.	For the purposes of collateral classification, housing loans are classified as fully secured, unless they are non-performing in which case may be classified as partially secured.

Summary of collateral held against financial assets other than loans

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Cash, primarily for derivatives	2,252	3,289	1,864	2,851
Securities under reverse repurchase agreements[1]	20,501	6,836	20,501	6,733
Securities under derivatives and stock borrowing[1]	32	119	32	119
Total other collateral held	22,785	10,244	22,397	9,703

1.    Securities received as collateral are not recognised on the Group and Parent Entity’s balance sheet.

Summary of the Group's liquid asset holdings

A summary of the Group’s liquid asset holdings is as follows:

	Consolidated
	2020		2019
$m	Actual	Average	Actual	Average
Cash	29,099	28,157	18,398	19,189
Trading securities and financial assets measured at FVIS	29,364	14,789	18,867	17,184
Investment securities	91,097	82,678	73,328	66,701
Loans[2]	71,616	66,512	58,933	52,498
Other financial assets	—	468	345	723
Total liquid assets	221,176	192,604	169,871	156,295

2.    Loans are self-originated AAA rated mortgage backed securities which are eligible for repurchase with the RBA and Reserve Bank of New Zealand.

Summary of Group's funding composition

%	2020	2019
Customer deposits	65.0	62.5
Wholesale term funding with residual maturity greater than 12 months	15.7	16.6
Wholesale funding with a residual maturity less than 12 months	10.4	12.1
Securitisation	0.9	1.0
Equity	8.0	7.8
Group's total funding	100.0	100.0

Schedule of Parent Entity's credit ratings

As at 30 September 2020 the Parent Entity’s credit ratings were:

2020	Short-term	Long-term	Outlook
S&P Global Ratings	A-1+	AA-	Negative
Moody’s Investors Service	P-1	Aa3	Stable
Fitch Ratings	F1	A+	Negative

Summary of financial assets pledged as collateral

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Cash	4,762	5,912	4,625	5,755
Cash deposit on stock borrowed	16	18	16	18
Securities (including certificates of deposit)	1,693	1,932	1,693	1,932
Securities pledged under repurchase agreements	36,727	13,754	36,727	13,754
Total amount pledged to secure liabilities	43,198	21,616	43,061	21,459

Schedule of contractual maturities of financial liabilities

Consolidated 2020	Up to	Over 1 month	Over 3 months	Over 1 year	Over
$m	1 month	to 3 months	to 1 year	to 5 years	5 years	Total
Financial liabilities
Collateral received	2,251	—	—	—	—	2,251
Deposits and other borrowings	432,005	67,944	86,421	10,408	63	596,841
Other financial liabilities	20,275	1,129	94	18,065	—	39,563
Derivative financial instruments:
Held for trading	22,216	—	—	—	—	22,216
Held for hedging purposes (net settled)	29	43	179	379	22	652
Held for hedging purposes (gross settled):
Cash outflow	204	5,645	1,785	1,704	—	9,338
Cash inflow	(200)	(5,595)	(1,709)	(1,651)	—	(9,155)
Debt issues	6,920	11,264	32,715	79,797	25,623	156,319
Total financial liabilities excluding loan capital	483,700	80,430	119,485	108,702	25,708	818,025
Loan capital	1	68	387	6,665	21,410	28,531
Total undiscounted financial liabilities	483,701	80,498	119,872	115,367	47,118	846,556
Total contingent liabilities and commitments
Letters of credit and guarantees	12,610	—	—	—	—	12,610
Commitments to extend credit	184,064	—	—	—	—	184,064
Other commitments	267	—	—	—	—	267
Total undiscounted contingent liabilities and commitments	196,941	—	—	—	—	196,941

Consolidated 2019	Up to	Over 1 month	Over 3 months	Over 1 year	Over
$m	1 month	to 3 months	to 1 year	to 5 years	5 years	Total
Financial liabilities
Collateral received	3,291	—	—	—	—	3,291
Deposits and other borrowings	374,126	83,365	97,081	11,968	73	566,613
Other financial liabilities	19,425	3,176	3,874	157	—	26,632
Derivative financial instruments:
Held for trading	27,945	—	—	—	—	27,945
Held for hedging purposes (net settled)	57	85	280	631	40	1,093
Held for hedging purposes (gross settled):
Cash outflow	4	287	902	517	—	1,710
Cash inflow	—	(276)	(875)	(466)	—	(1,617)
Debt issues	5,071	12,158	42,917	102,296	30,417	192,859
Total financial liabilities excluding loan capital	429,919	98,795	144,179	115,103	30,530	818,526
Loan capital	1	76	371	6,293	20,557	27,298
Total undiscounted financial liabilities	429,920	98,871	144,550	121,396	51,087	845,824
Total contingent liabilities and commitments
Letters of credit and guarantees	15,150	—	—	—	—	15,150
Commitments to extend credit	176,002	—	—	—	—	176,002
Other commitments	188	—	—	—	—	188
Total undiscounted contingent liabilities and commitments	191,340	—	—	—	—	191,340

Parent Entity 2020	Up to	Over 1 month	Over 3 months	Over 1 year	Over
$m	1 month	to 3 months	to 1 year	to 5 years	5 years	Total
Financial liabilities
Collateral received	1,863	—	—	—	—	1,863
Deposits and other borrowings	389,498	57,543	71,368	8,466	63	526,938
Other financial liabilities	19,704	1,129	94	18,065	—	38,992
Derivative financial instruments:
Held for trading	22,268	—	—	—	—	22,268
Held for hedging purposes (net settled)	21	28	137	277	22	485
Held for hedging purposes (gross settled):
Cash outflow	7	2,110	9	455	—	2,581
Cash inflow	(7)	(2,088)	(21)	(437)	—	(2,553)
Debt issues	6,596	10,915	24,980	66,305	24,370	133,166
Due to subsidiaries	18,610	934	4,390	18,529	171,240	213,703
Total financial liabilities excluding loan capital	458,560	70,571	100,957	111,660	195,695	937,443
Loan capital	1	68	387	6,665	21,410	28,531
Total undiscounted financial liabilities	458,561	70,639	101,344	118,325	217,105	965,974
Total contingent liabilities and commitments
Letters of credit and guarantees	12,069	—	—	—	—	12,069
Commitments to extend credit	159,644	—	—	—	—	159,644
Other commitments	266	—	—	—	—	266
Total undiscounted contingent liabilities and commitments	171,979	—	—	—	—	171,979

Parent Entity 2019	Up to	Over 1 month	Over 3 months	Over 1 year	Over
$m	1 month	to 3 months	to 1 year	to 5 years	5 years	Total
Financial liabilities
Collateral received	2,853	—	—	—	—	2,853
Deposits and other borrowings	339,448	70,761	83,602	10,311	73	504,195
Other financial liabilities	19,340	3,121	3,625	157	—	26,243
Derivative financial instruments:
Held for trading	28,329	—	—	—	—	28,329
Held for hedging purposes (net settled)	21	9	97	378	33	538
Held for hedging purposes (gross settled):
Cash outflow	—	221	57	—	—	278
Cash inflow	—	(215)	(51)	—	—	(266)
Debt issues	4,790	10,959	37,104	86,064	28,063	166,980
Due to subsidiaries	15,538	1,020	4,989	20,117	142,620	184,284
Total financial liabilities excluding loan capital	410,319	85,876	129,423	117,027	170,789	913,434
Loan capital	1	76	371	6,293	20,557	27,298
Total undiscounted financial liabilities	410,320	85,952	129,794	123,320	191,346	940,732
Total contingent liabilities and commitments
Letters of credit and guarantees	14,583	—	—	—	—	14,583
Commitments to extend credit	153,716	—	—	—	—	153,716
Other commitments	188	—	—	—	—	188
Total undiscounted contingent liabilities and commitments	168,487	—	—	—	—	168,487

Schedule of expected maturities of financial assets and financial liabilities

	2020			2019
Consolidated	Due within	Greater than		Due within	Greater than
$m	12 months	12 months	Total	12 months	12 months	Total
Assets
Cash and balances with central banks	30,129	—	30,129	20,059	—	20,059
Collateral paid	4,778	—	4,778	5,930	—	5,930
Trading securities and financial assets
measured at FVIS	32,591	8,076	40,667	18,544	13,237	31,781
Derivative financial instruments	13,583	9,784	23,367	20,695	9,164	29,859
Investment securities	6,824	84,715	91,539	9,810	63,591	73,401
Loans (net of provisions)	90,856	602,203	693,059	99,197	615,573	714,770
Other financial assets	5,474	—	5,474	5,367	—	5,367
Life insurance assets	3,450	143	3,593	1,541	7,826	9,367
Investment in associates	—	61	61	—	129	129
All other assets	1,400	17,879	19,279	1,222	14,741	15,963
Total assets	189,085	722,861	911,946	182,365	724,261	906,626
Liabilities
Collateral received	2,250	—	2,250	3,287	—	3,287
Deposits and other borrowings	584,037	7,094	591,131	551,817	11,430	563,247
Other financial liabilities	22,861	18,064	40,925	29,059	156	29,215
Derivative financial instruments	13,157	9,897	23,054	19,203	9,893	29,096
Debt issues	49,070	101,255	150,325	56,933	124,524	181,457
Life insurance liabilities	1,809	(413)	1,396	1,703	5,674	7,377
All other liabilities	5,395	5,447	10,842	3,907	1,707	5,614
Total liabilities excluding loan capital	678,579	141,344	819,923	665,909	153,384	819,293
Loan capital	1,323	22,626	23,949	—	21,826	21,826
Total liabilities	679,902	163,970	843,872	665,909	175,210	841,119
Net assets/(net liabilities)	(490,817)	558,891	68,074	(483,544)	549,051	65,507

	2020			2019
Parent Entity	Due within	Greater than		Due within	Greater than
$m	12 months	12 months	Total	12 months	12 months	Total
Assets
Cash and balances with central banks	25,436	—	25,436	17,692	—	17,692
Collateral paid	4,641	—	4,641	5,773	—	5,773
Trading securities and financial assets
measured at FVIS	30,550	7,480	38,030	16,736	12,829	29,565
Derivative financial instruments	13,349	9,445	22,794	20,613	8,670	29,283
Investment securities	5,120	80,706	85,826	7,200	61,198	68,398
Loans (net of provisions)	70,453	537,371	607,824	79,956	551,980	631,936
Other financial assets	4,745	—	4,745	4,615	—	4,615
Due from subsidiaries	10,420	170,559	180,979	10,291	132,670	142,961
Investment in subsidiaries	—	6,475	6,475	—	6,436	6,436
Investment in associates	—	57	57	—	100	100
All other assets	796	15,199	15,995	756	12,224	12,980
Total assets	165,510	827,292	992,802	163,632	786,107	949,739
Liabilities
Collateral received	1,862	—	1,862	2,849	—	2,849
Deposits and other borrowings	516,391	5,222	521,613	491,562	9,868	501,430
Other financial liabilities	22,092	18,064	40,156	28,360	156	28,516
Derivative financial instruments	12,805	9,974	22,779	19,167	9,700	28,867
Debt issues	40,886	86,780	127,666	50,028	106,646	156,674
Due to subsidiaries	20,551	165,712	186,263	17,563	131,044	148,607
All other liabilities	3,770	4,996	8,766	2,545	1,587	4,132
Total liabilities excluding loan capital	618,357	290,748	909,105	612,074	259,001	871,075
Loan capital	1,323	22,626	23,949	—	21,826	21,826
Total liabilities	619,680	313,374	933,054	612,074	280,827	892,901
Net assets/(net liabilities)	(454,170)	513,918	59,748	(448,442)	505,280	56,838

Summary of key parameters of VaR

Holding period	1 day
Confidence level	99%
Period of historical data used	1 year

Summary of aggregate VaR, by risk type as it relates to traded market risk

The following table depicts the aggregate VaR, by risk type:

Consolidated and Parent Entity	2020			2019			2018
$m	High	Low	Average	High	Low	Average	High	Low	Average
Interest rate risk	25.5	7.0	14.6	14.9	6.6	10.9	15.6	5.1	8.6
FX risk	11.7	0.5	4.0	8.6	0.8	4.1	6.9	0.7	3.0
Equity risk	0.7	0.0	0.2	0.2	0.0	0.0	1.0	0.0	0.1
Commodity risk[1]	3.4	0.6	1.9	42.0	1.7	8.2	24.3	1.7	6.5
Other market risks[2]	32.9	2.4	14.6	5.5	2.0	3.5	5.8	1.4	3.8
Diversification effect	n/a	n/a	(14.9)	n/a	n/a	(12.3)	n/a	n/a	(8.6)
Net market risk	42.0	7.1	20.4	45.3	7.9	14.4	28.1	6.7	13.4

1.	Includes electricity risk. The lower VaR measures in 2020 were due to reduced risk, revised modelling and closure of electricity trading commenced in June 2020.
2.	Includes prepayment risk and credit spread risk (exposure to movements in generic credit rating bands).

Summary of net interest income-at-risk (NaR) as it relates to non-traded market risk

The following table depicts NaR assuming a 100 basis point shock (with a floor of zero for falling interest rates) over the next 12 months as a percentage of reported NII:

	2020				2019
		Maximum	Minimum	Average		Maximum	Minimum	Average
% (increase)/decrease in NII	As at	exposure	exposure	exposure	As at	exposure	exposure	exposure
Consolidated	(0.27)	3.09	(1.22)	(0.25)	2.88	2.88	(0.46)	0.81
Parent Entity	(0.38)	2.35	(0.89)	(0.10)	2.14	2.14	(0.42)	0.43

Summary of VaR for IRRBB as it relates to non-traded market risk

	2020				2019
$m	As at	High	Low	Average	As at	High	Low	Average
Consolidated	202.4	219.7	31.0	126.7	34.1	37.3	19.4	27.8